ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2014
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I
TAOMEE HOLDINGS LIMITED
FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS
(In USD, except share and per share data, unless otherwise stated)

	As of December 31,
	2013	2014
Assets
Current assets:
Cash and cash equivalents	$35,106,326	$27,573,723
Short-term investment	2,992,343	—
Other current assets	772,412	122,905
Amounts due from subsidiaries	9,800,000	10,100,000

Total current assets	48,671,081	37,796,628
Investment in subsidiaries	64,434,458	69,491,249
Investments in joint venture	11,720,661	9,955,663

Total assets	124,826,200	117,243,540

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	$788,831	$253,108
Amounts due to subsidiaries	1,989,218	1,986,840

Total current liabilities	2,778,049	2,239,948
Long-term liabilities	278,017	152,706

Total liabilities	3,056,066	2,392,654

Equity:
Taomee Holdings Limited shareholders' equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 741,126,859 and 751,088,350 shares issued; 735,913,039 and 708,350,670 shares outstanding as of December 31, 2013 and 2014, respectively)	14,823	15,022
Treasury stock (at cost)	(1,198,904)	(11,521,316)
Additional paid-in capital	73,757,483	76,308,327
Accumulated other comprehensive income	4,342,755	4,188,419
Retained earnings	44,853,977	45,860,434

Taomee Holdings Limited shareholders' equity	121,770,134	114,850,886
Total liabilities and equity	$124,826,200	$117,243,540

FINANCIAL INFORMATION FOR PARENT COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014
(In USD, except share and per share data, unless otherwise stated)

	For the years ended December 31,
	2012	2013	2014
Total revenues	—	—	—
Total cost of revenues	(255,315)	(289,921)	(294,132)

Gross profit	(255,315)	(289,921)	(294,132)

Operating expenses:
Product development expenses	(498,500)	(360,853)	(448,179)
Sales and marketing expenses	(128,978)	(56,938)	(16,394)
General and administrative expenses	(1,674,529)	(1,691,514)	(3,052,836)

Total operating expenses	(2,302,007)	(2,109,305)	(3,517,409)

Loss from operations	(2,557,322)	(2,399,226)	(3,811,541)
Interest income	765,544	892,353	483,718
Other income (expenses), net	860,337	800,988	(398,536)
Impairment loss on investment in equity investees	—	—	(1,400,000)

Loss before income taxes	(931,441)	(705,885)	(5,126,359)

Income tax expense	—	(31,351)	(12,746)
Share of gain in subsidiary, net of taxes	9,095,284	5,581,239	6,109,173
Share of gain in joint venture, net of taxes	698,024	597,257	36,389
Net income attributable to Taomee Holdings Limited	$8,861,867	$5,441,260	$1,006,457

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In USD, except share and per share data, unless otherwise stated)

	For the years ended December 31,
	2012	2013	2014
Net income attributable to Taomee Holdings Limited	$8,861,867	$5,441,260	$1,006,457
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	189,354	1,787,185	(154,336)

Comprehensive income attributable to Taomee Holdings Limited	$9,051,221	$7,228,445	$852,121

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

	For the years ended December 31,
	2012	2013	2014
Operating activities:
Net income attributable to Taomee Holdings Limited	$8,861,867	$5,441,260	$1,006,457
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	2,252,552	2,142,445	2,228,431
Share of profit in subsidiaries	(9,370,537)	(6,578,897)	(4,554,504)
Share of profit in equity investment	(698,024)	(597,257)	(36,389)
Deferred income taxes	—	31,351	12,746
Gain on disposal of short-term investment	—	—	(15,043)
Impairment on investment in equity investees	—	—	1,400,000
Changes in assets and liabilities:
Amount due from subsidiaries	—	(9,800,000)	(300,000)
Prepayments and other current assets	(256,109)	389	649,507
Accrued expenses and other current liabilities	(513,883)	108,389	(535,723)
Amounts due to subsidiaries	1,574	345,341	(2,378)
Long-term liabilities	403,371	(125,354)	(125,311)

Net cash provided by (used in) operating activities	680,811	(9,032,333)	(272,207)

Investing activities:
Cash paid to acquire equity investees	(6,205,000)	(3,550,003)	—
Purchases of short-term investment	—	(2,992,343)	—
Disposal of short-term investment	—	—	3,007,386

Net cash provided by (used in) investing activities	(6,205,000)	(6,542,346)	3,007,386

Financing activities:
Issuance cost of ordinary shares	(340,713)	—	—
Proceeds from exercise of share options	275,825	1,046,021	648,663
Repurchase of ordinary shares	(1,681,520)	(2,144,386)	(10,322,412)

Net cash used in financing activities	(1,746,408)	(1,098,365)	(9,673,749)

Effect of exchange rate changes on cash and cash equivalents	664,840	800,988	(594,033)

Net decrease in cash and cash equivalents	(6,605,757)	(15,872,056)	(7,532,603)

Cash and cash equivalents, beginning of the year	57,584,139	50,978,382	35,106,326

Cash and cash equivalents, end of the year	$50,978,382	$35,106,326	$27,573,723

FINANCIAL INFORMATION OF PARENT COMPANY

Note to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Taomee Holdings Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The statements of changes in equity have been omitted from the financial information of parent company as they are the same as the Group's consolidated statements of changes in equity. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.

As of December 31, 2014, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.

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